Subsidiary Notes Payable, Convertible Notes - Narrative (Details) - Subsidiary Convertible Notes - USD ($) $ in Millions		8 Months Ended
	Dec. 30, 2020	Nov. 24, 2021	Dec. 31, 2021
Vedanta Biosciences | Investor [Member]
Convertible Notes [Line Items]
Proceeds from issue of convertible notes	$ 25.0
Borrowings, interest rate	6.00%
Sonde
Convertible Notes [Line Items]
Borrowings, interest rate			6.00%
Discount, conversion from notes - qualified financing			20.00%
Discount, conversion from notes - non qualified financing			20.00%
Sonde | Outside investors
Convertible Notes [Line Items]
Proceeds from issue of convertible notes		$ 2.2
Sonde | PureTech and third-party
Convertible Notes [Line Items]
Proceeds from issue of convertible notes		4.3
Sonde | PureTech Health (Company)
Convertible Notes [Line Items]
Proceeds from issue of convertible notes		$ 2.1